UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 94.4%
Consumer Discretionary 15.3%
Auto Components 4.0%
American Axle & Manufacturing Holdings, Inc.*	50,251	1,050,748
Fox Factory Holding Corp.*	95,577	1,536,878
Gentherm, Inc.*	40,147	2,204,472
Tenneco, Inc.*	33,081	1,900,173

		6,692,271
Hotels, Restaurants & Leisure 4.9%
Buffalo Wild Wings, Inc.*	13,665	2,141,169
Fogo De Chao, Inc.*	37,327	864,493
Jack in the Box, Inc.	24,671	2,174,995
Red Robin Gourmet Burgers, Inc.* (a)	20,474	1,757,079
Zoe's Kitchen, Inc.*	29,706	1,216,164

		8,153,900
Household Durables 2.2%
iRobot Corp.* (a)	58,971	1,879,996
Ryland Group, Inc.	39,366	1,825,401

		3,705,397
Media 0.6%
Sinclair Broadcast Group, Inc. "A" (a)	38,241	1,067,306
Specialty Retail 3.6%
DSW, Inc. "A"	46,352	1,546,766
Outerwall, Inc. (a)	15,481	1,178,259
Penske Automotive Group, Inc.	33,104	1,725,049
The Children's Place, Inc.	25,416	1,662,461

		6,112,535
Consumer Staples 3.1%
Food & Staples Retailing 2.4%
Casey's General Stores, Inc.	16,719	1,600,677
The Fresh Market, Inc.* (a)	27,842	894,842
United Natural Foods, Inc.* (a)	22,487	1,431,972

		3,927,491
Food Products 0.7%
Hain Celestial Group, Inc.*	17,927	1,180,672
Energy 3.3%
Energy Equipment & Services 0.5%
Dril-Quip, Inc.*	10,277	773,344
Oil, Gas & Consumable Fuels 2.8%
Diamondback Energy, Inc.*	21,512	1,621,575
Gulfport Energy Corp.*	21,334	858,694
Matador Resources Co.* (a)	50,738	1,268,450
Pacific Ethanol, Inc.* (a)	38,282	395,070
Western Refining, Inc.	14,263	622,152

		4,765,941
Financials 7.2%
Banks 4.7%
Banco Latinoamericano de Comercio Exterior SA "E"	39,826	1,281,601
FCB Financial Holdings, Inc. "A"*	26,091	829,694
Pinnacle Financial Partners, Inc.	37,489	2,038,277
South State Corp.	9,637	732,315
Talmer Bancorp., Inc. "A"	128,839	2,158,053
TriState Capital Holdings, Inc.*	60,642	784,101

		7,824,041
Capital Markets 1.0%
Moelis & Co. "A"	57,776	1,658,749
Consumer Finance 1.5%
PRA Group, Inc.* (a)	41,510	2,586,488
Health Care 25.3%
Biotechnology 8.8%
ACADIA Pharmaceuticals, Inc.* (a)	41,372	1,732,659
Anacor Pharmaceuticals, Inc.*	41,771	3,234,328
Isis Pharmaceuticals, Inc.* (a)	28,707	1,652,088
Neurocrine Biosciences, Inc.* (a)	36,389	1,737,939
OvaScience, Inc.* (a)	13,634	394,432
Puma Biotechnology, Inc.* (a)	8,585	1,002,299
Retrophin, Inc.*	86,101	2,854,248
Threshold Pharmaceuticals, Inc.* (a)	295,229	1,192,725
Ultragenyx Pharmaceutical, Inc.*	8,850	906,151

		14,706,869
Health Care Equipment & Supplies 5.7%
CONMED Corp.	26,874	1,565,948
HeartWare International, Inc.*	11,209	814,782
NxStage Medical, Inc.*	56,115	801,603
Orthofix International NV*	26,377	873,606
Sunshine Heart, Inc.*	89,781	309,745
SurModics, Inc.*	21,191	496,293
Thoratec Corp.*	53,238	2,372,818
Zeltiq Aesthetics, Inc.*	80,262	2,365,321

		9,600,116
Health Care Providers & Services 6.1%
Centene Corp.*	34,571	2,779,508
Kindred Healthcare, Inc.	81,500	1,653,635
Molina Healthcare, Inc.* (a)	34,786	2,445,456
Providence Service Corp.*	58,774	2,602,513
Universal American Corp.*	82,122	831,075

		10,312,187
Life Sciences Tools & Services 1.2%
PAREXEL International Corp.*	31,145	2,002,935
Pharmaceuticals 3.5%
Flamel Technologies SA (ADR)*	182,029	3,857,194
Pacira Pharmaceuticals, Inc.*	28,190	1,993,597

		5,850,791
Industrials 13.3%
Aerospace & Defense 1.9%
DigitalGlobe, Inc.*	36,984	1,027,785
HEICO Corp. (a)	37,523	2,187,591

		3,215,376
Airlines 1.0%
JetBlue Airways Corp.* (a)	82,070	1,703,773
Commercial Services & Supplies 0.6%
Team, Inc.*	26,640	1,072,260
Construction & Engineering 0.8%
Primoris Services Corp.	69,535	1,376,793
Electrical Equipment 1.9%
AZZ, Inc.	37,508	1,942,914
Thermon Group Holdings, Inc.*	48,271	1,161,883

		3,104,797
Machinery 2.8%
Altra Industrial Motion Corp.	45,604	1,239,517
Chart Industries, Inc.*	29,484	1,054,053
Manitex International, Inc.* (a)	89,413	683,115
WABCO Holdings, Inc.*	14,432	1,785,527

		4,762,212
Professional Services 1.8%
On Assignment, Inc.*	50,476	1,982,697
TriNet Group, Inc.*	37,338	946,519

		2,929,216
Road & Rail 2.5%
Roadrunner Transportation Systems, Inc.*	76,000	1,960,800
Swift Transportation Co.*	94,638	2,145,444

		4,106,244
Information Technology 23.1%
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp.	70,756	3,403,364
Fitbit, Inc. "A"*	90	3,441
IPG Photonics Corp.*	21,689	1,847,360

		5,254,165
Internet Software & Services 3.1%
CoStar Group, Inc.*	10,827	2,179,042
LogMeIn, Inc.*	17,341	1,118,321
WebMD Health Corp.*	43,833	1,940,925

		5,238,288
IT Services 4.7%
Cardtronics, Inc.*	59,019	2,186,654
MAXIMUS, Inc.	46,947	3,085,826
Virtusa Corp.*	52,506	2,698,809

		7,971,289
Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	70,587	1,940,437
Cavium, Inc.*	33,682	2,317,658
Qorvo, Inc.*	14,343	1,151,313
SunEdison, Inc.* (a)	43,011	1,286,459

		6,695,867
Software 7.6%
Aspen Technology, Inc.*	75,713	3,448,727
Proofpoint, Inc.* (a)	46,744	2,976,191
TiVo, Inc.*	140,482	1,424,487
Tyler Technologies, Inc.*	20,594	2,664,452
Ultimate Software Group, Inc.*	13,192	2,167,973

		12,681,830
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.*	33,603	993,977
Materials 3.8%
Chemicals 1.7%
A Schulman, Inc. (a)	31,660	1,384,175
Minerals Technologies, Inc.	20,571	1,401,502

		2,785,677
Construction Materials 0.5%
Eagle Materials, Inc.	11,496	877,490
Containers & Packaging 0.9%
Berry Plastics Group, Inc.*	45,514	1,474,654
Metals & Mining 0.7%
Constellium NV "A"*	101,856	1,204,956

Total Common Stocks (Cost $124,351,007)		158,369,897
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (Cost $212,100)	2,121	211,951
Rights 0.1%
Health Care
Furiex Pharmaceuticals, Inc.* (Cost $140,756)	14,407	140,756
Exchange-Traded Funds 1.6%
SPDR S&P Biotech ETF (a)	6,242	1,574,482
SPDR S&P Oil & Gas Exploration & Production ETF (a)	24,937	1,163,561

Total Exchange-Traded Funds (Cost $2,268,778)		2,738,043
Securities Lending Collateral 19.1%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $32,143,325)	32,143,325	32,143,325
Cash Equivalents 5.5%
Central Cash Management Fund, 0.09% (b) (Cost $9,186,690)	9,186,690	9,186,690

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $168,302,656) †	120.8	202,790,662
Other Assets and Liabilities, Net	(20.8)	(34,945,901)

Net Assets	100.0	167,844,761

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $169,369,903.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $33,420,759.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,984,933 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,564,174.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $31,825,631, which is 19.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$158,369,897	$—	$—	$158,369,897
Convertible Preferred Stock	—	—	211,951	211,951
Rights	—	—	140,756	140,756
Exchange-Traded Funds	2,738,043	—	—	2,738,043
Short-Term Investments (d)	41,330,015	—	—	41,330,015

Total	$202,437,955	$—	$352,707	$202,790,662

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015